Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill by Reportable Operating Segment
Schedule of Goodwill

€ millions
Historical cost
1/1/2022	31,190
Foreign currency exchange differences	1,526
Additions from business combinations	560
Retirements/disposals	-95
12/31/2022	33,181
Foreign currency exchange differences	-849
Additions from business combinations	867
Retirements/disposals	-4,008
12/31/2023	29,191

Accumulated amortization
1/1/2022	102
Foreign currency exchange differences	2
12/31/2022	104
Foreign currency exchange differences	-1
12/31/2023	103

Carrying amount
12/31/2022	33,077
12/31/2023	29,088

Schedule of Goodwill by Operating Segment

€ millions	Applications,	Qualtrics[1]	Emarsys	Taulia[2]	Business Network	Sustainability	Total
	Technology & Services
12/31/2022	27,221	4,083	395	294	1,052	32	33,077
12/31/2023	27,392	0	395	296	976	29	29,088

[1] The Qualtrics segment was dissolved after the divestiture of SAP's share in Qualtrics International Inc.

[2] Taulia goodwill opening balance was adjusted by €28 million in 2023.

Summary of goodwill impairment testing key assumptions and detailed planning period

Percent, unless otherwise stated	Applications,		Emarsys		Taulia		Business Network		Sustainability
	Technology & Services[1]
	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
Budgeted revenue growth (average of the budgeted period)	12.8	11.4	13.3	13.9	22.3	24.8	12.7	14.0	31.5	34.6
After-tax discount rate	11.9	11.1	12.3	11.7	11.0	11.3	12.5	11.9	11.7	10.9
Terminal growth rate	3.0	3.0	3.0	3.0	3.0	3.0	3.0	3.0	3.0	3.0
Detailed planning period (in years)	5	5	12	12	13	13	10	10	12	12

[1] The 2022 figures relate to the Applications, Technology & Support segment without the reallocation of the SAP Signavio segment.

SAP Business Network
Goodwill by Reportable Operating Segment
Summary of goodwill impairment testing sensitivity to change in assumptions

		Business Network
	2023	2022
Budgeted revenue growth (change in pp)	-3.0	-2.8
Target operating margin at the end of the budgeted period (change in pp)	-19	-19

Emarsys
Goodwill by Reportable Operating Segment
Summary of goodwill impairment testing sensitivity to change in assumptions

		Emarsys
	2023	2022
Budgeted revenue growth (change in pp)	-2.5	-2.0
Target operating margin at the end of the budgeted period (change in pp)	-21	-16

Taulia
Goodwill by Reportable Operating Segment
Summary of goodwill impairment testing sensitivity to change in assumptions

		Taulia
	2023	2022
Budgeted revenue growth (change in pp)	-1.6	-1.1
Target operating margin at the end of the budgeted period (change in pp)	-15	-11
After-tax discount rate	5.8	3.4

Sustainability
Goodwill by Reportable Operating Segment
Summary of goodwill impairment testing sensitivity to change in assumptions

		Sustainability
	2023	2022
Budgeted revenue growth (change in pp)	-2.1	-1.4
Target operating margin at the end of the budgeted period (change in pp)	-19	-13
After-tax discount rate	8.3	3.9